Cover	Sep. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	000-545793
Entity Registrant Name	Cosmos Group Holdings, Inc.
Entity Central Index Key	0001706509
Entity Tax Identification Number	90-1177460
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	37th Floor
Entity Address, Address Line Two	Singapore Land Tower
Entity Address, City or Town	50 Raffles Place
Entity Address, Country	SG
Entity Address, Postal Zip Code	048623
City Area Code	65
Local Phone Number	6829 7017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	COSG
Entity Emerging Growth Company	false